Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets at Fair Value
The following table sets forth the fair value of the Company's derivative instruments:

	As of December 31, 2017			As of December 31, 2016
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$968.1	$1.5	$1.4	$719.8	$3.3	$16.3
Foreign currency swaps	686.2	75.5	5.6	701.1	141.9	—
Total derivatives designated as hedges	$1,654.3	$77.0	$7.0	$1,420.9	$145.2	$16.3
Derivatives not designated as hedges:
Index options	$6,696.1	$261.9	$1.5	$5,116.4	$161.7	$1.7
Total return swaps	—	—	—	384.0	—	22.8
Embedded derivatives	—	—	797.5	—	—	532.4
Other derivatives	22.2	0.2	—	166.3	0.5	0.5
Total derivatives not designated as hedges	6,718.3	262.1	799.0	5,666.7	162.2	557.4
Total derivatives	$8,372.6	$339.1	$806.0	$7,087.6	$307.4	$573.7
The following table sets forth the fair value of the Company's derivative instruments, including embedded derivatives that primarily related to the Company's FIA products. In the consolidated balance sheets, derivative contracts in a liability position are included in other liabilities, and embedded derivative liabilities are included in funds held under deposit contracts.

	As of June 30, 2018			As of December 31, 2017
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$942.2	$0.3	$1.2	$968.1	$1.5	$1.4
Foreign currency swaps	764.1	86.6	5.4	686.2	75.5	5.6
Total derivatives designated as hedges	$1,706.3	$86.9	$6.6	$1,654.3	$77.0	$7.0
Derivatives not designated as hedges:
Index options	$7,384.0	$207.2	$0.4	$6,696.1	$261.9	$1.5
Total return swaps	500.0	0.6	—	—	—	—
Embedded derivatives	—	—	857.8	—	—	797.5
Other derivatives	44.4	0.1	0.7	22.2	0.2	—
Total derivatives not designated as hedges	7,928.4	207.9	858.9	6,718.3	262.1	799.0
Total derivatives	$9,634.7	$294.8	$865.5	$8,372.6	$339.1	$806.0

Schedule of Derivative Liabilities at Fair Value
The following table sets forth the fair value of the Company's derivative instruments:

	As of December 31, 2017			As of December 31, 2016
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$968.1	$1.5	$1.4	$719.8	$3.3	$16.3
Foreign currency swaps	686.2	75.5	5.6	701.1	141.9	—
Total derivatives designated as hedges	$1,654.3	$77.0	$7.0	$1,420.9	$145.2	$16.3
Derivatives not designated as hedges:
Index options	$6,696.1	$261.9	$1.5	$5,116.4	$161.7	$1.7
Total return swaps	—	—	—	384.0	—	22.8
Embedded derivatives	—	—	797.5	—	—	532.4
Other derivatives	22.2	0.2	—	166.3	0.5	0.5
Total derivatives not designated as hedges	6,718.3	262.1	799.0	5,666.7	162.2	557.4
Total derivatives	$8,372.6	$339.1	$806.0	$7,087.6	$307.4	$573.7
The following table sets forth the fair value of the Company's derivative instruments, including embedded derivatives that primarily related to the Company's FIA products. In the consolidated balance sheets, derivative contracts in a liability position are included in other liabilities, and embedded derivative liabilities are included in funds held under deposit contracts.

	As of June 30, 2018			As of December 31, 2017
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$942.2	$0.3	$1.2	$968.1	$1.5	$1.4
Foreign currency swaps	764.1	86.6	5.4	686.2	75.5	5.6
Total derivatives designated as hedges	$1,706.3	$86.9	$6.6	$1,654.3	$77.0	$7.0
Derivatives not designated as hedges:
Index options	$7,384.0	$207.2	$0.4	$6,696.1	$261.9	$1.5
Total return swaps	500.0	0.6	—	—	—	—
Embedded derivatives	—	—	857.8	—	—	797.5
Other derivatives	44.4	0.1	0.7	22.2	0.2	—
Total derivatives not designated as hedges	7,928.4	207.9	858.9	6,718.3	262.1	799.0
Total derivatives	$9,634.7	$294.8	$865.5	$8,372.6	$339.1	$806.0

Potential Effect of Netting Arrangements, Assets
The following tables present the potential effect of netting arrangements by counterparty on the Company's consolidated balance sheets:

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$46.1	$(4.2)	$(41.9)	$—
B	63.6	(1.4)	(62.2)	—
C	13.2	—	(13.2)	—
E	21.3	—	(21.3)	—
F	31.6	(1.3)	(29.0)	1.3
G	30.2	—	(30.2)	—
H	51.9	(1.0)	(50.9)	—
I	34.6	—	(32.9)	1.7
J	42.7	—	(42.7)	—
Other	3.9	(0.6)	(3.3)	—
Total derivative assets	$339.1	$(8.5)	$(327.6)	$3.0
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

	As of December 31, 2016
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$25.9	$(14.9)	$(10.5)	$0.5
B	95.2	(17.2)	(78.0)	—
C	25.6	—	(25.6)	—
E	25.1	—	(25.1)	—
G	30.4	(0.7)	(29.7)	—
H	18.3	—	(18.3)	—
I	32.9	(8.0)	(24.9)	—
J	32.5	—	(32.5)	—
Other	21.5	(0.5)	(20.3)	0.7
Total derivative assets	$307.4	$(41.3)	$(264.9)	$1.2
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

The following tables present the potential effect of netting arrangements by counterparty on the Company's consolidated balance sheets:

	As of June 30, 2018
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$31.8	$(4.2)	$(27.6)	$—
B	56.4	(1.9)	(54.5)	—
C	14.7	—	(14.7)	—
E	19.5	—	(19.5)	—
F	26.0	—	(26.0)	—
G	48.9	—	(48.9)	—
H	24.7	(0.7)	(24.0)	—
I	33.8	—	(33.8)	—
J	25.4	—	(25.1)	0.3
Other	13.6	(0.9)	(12.4)	0.3
Total derivative assets	$294.8	$(7.7)	$(286.5)	$0.6
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$46.1	$(4.2)	$(41.9)	$—
B	63.6	(1.4)	(62.2)	—
C	13.2	—	(13.2)	—
E	21.3	—	(21.3)	—
F	31.6	(1.3)	(29.0)	1.3
G	30.2	—	(30.2)	—
H	51.9	(1.0)	(50.9)	—
I	34.6	—	(32.9)	1.7
J	42.7	—	(42.7)	—
Other	3.9	(0.6)	(3.3)	—
Total derivative assets	$339.1	$(8.5)	$(327.6)	$3.0
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

Potential Effect of Netting Arrangements, Liabilities

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$4.2	$(4.2)	$—	$—
B	1.4	(1.4)	—	—
F	1.3	(1.3)	—	—
Other	1.6	(1.6)	—	—
Total derivative liabilities (2)	$8.5	$(8.5)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $797.5 which have no counterparty.

	As of December 31, 2016
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$14.9	$(14.9)	$—	$—
B	17.2	(17.2)	—	—
I	8.0	(8.0)	—	—
Other	1.2	(1.2)	—	—
Total derivative liabilities (2)	$41.3	$(41.3)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $532.4 which have no counterparty.

	As of June 30, 2018
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$4.2	$(4.2)	$—	$—
B	1.9	(1.9)	—	—
H	0.7	(0.7)	—	—
Other	0.9	(0.9)	—	—
Total derivative liabilities (2)	$7.7	$(7.7)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $857.8 which have no counterparty.

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$4.2	$(4.2)	$—	$—
B	1.4	(1.4)	—	—
F	1.3	(1.3)	—	—
Other	1.6	(1.6)	—	—
Total derivative liabilities (2)	$8.5	$(8.5)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $797.5 which have no counterparty.

Schedule of Gain (Loss) Recognized in OCI on Derivatives
The following table presents the amount of gain (loss) recognized in OCI on derivatives qualifying and designated as cash flow hedges:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Interest rate swaps	$(2.9)	$(18.9)	$11.3	$2.4
Foreign currency swaps	(64.6)	62.5	29.1	62.7
Total	$(67.5)	$43.6	$40.4	$65.1
The following table presents the amount of gain (loss) recognized in OCI on derivatives qualifying and designated as cash flow hedges:

	For the Six Months Ended June 30,
	2018	2017
Interest rate swaps	$(24.6)	$5.1
Foreign currency swaps	14.2	(27.7)
Total	$(10.4)	$(22.6)

Schedule of Effects of Derivatives Not Designated as Hedges
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income (loss), which is recorded in net realized gains (losses):

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Index options	$170.0	$84.3	$(33.2)	$(23.9)
Embedded derivatives	(118.6)	(84.5)	29.4	6.9
Total return swaps	(4.3)	(22.8)	—	—
Other derivatives	4.9	1.9	3.8	1.7
Total	$52.0	$(21.1)	$—	$(15.3)
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income, which is recorded in net realized losses:

	For the Six Months Ended June 30,
	2018	2017
Embedded derivatives	14.6	(65.1)
Index options	$(0.8)	$65.4
Total return swaps	(19.5)	(4.3)
Other derivatives	—	1.7
Total	$(5.7)	$(2.3)